Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE		$ 18,268,894	$ 18,227,537	$ 17,252,662
COST OF REVENUE		10,050,891	11,033,219	9,105,337
GROSS PROFIT		8,218,003	7,194,318	8,147,325
OPERATING EXPENSES
Selling expenses		6,261,580	4,757,279	4,882,958
General and administrative expenses		3,843,548	2,966,659	3,874,868
Total operating expenses		10,105,128	7,723,938	8,757,826
LOSS FROM OPERATIONS		(1,887,125)	(529,620)	(610,501)
OTHER (EXPENSE) INCOME
Interest (expense) income, net		(188,327)	(50,928)	35,505
Other income, net		871,967	687,492	193,425
Interest income from long term debt investments		1,465,180	723,945	534,575
Total other income, net		2,148,820	1,360,509	763,505
PROFIT BEFORE INCOME TAX EXPENSE		261,695	830,889	153,004
INCOME TAX EXPENSE		(74,155)	(74,604)	(119,416)
NET INCOME		187,540	756,285	33,588
Foreign currency translation gain (loss)		687,812	(284,189)	(130,778)
TOTAL COMPREHENSIVE INCOME (LOSS)		$ 875,352	$ 472,096	$ (97,190)
Earnings per ordinary share - basic (in Dollars per share)		$ 0.03	$ 3.68	$ 0.23
Earnings per ordinary share - diluted (in Dollars per share)		$ 0.03	$ 3.68	$ 0.23
Weighted average shares - basic (in Shares)	[1]	5,369,346	205,296	144,217
Weighted average shares - diluted (in Shares)	[1]	5,369,346	205,296	144,217

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 (see Note 14)